Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Selling, general and administrative expenses
2.3 Selling, general and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Distribution expenses	(61.5)	(36.1)	(120.7)	(67.0)
Selling expenses	(31.8)	(20.1)	(59.5)	(36.0)
Marketing expenses	(51.5)	(34.6)	(96.0)	(62.9)
Share-based compensation	(9.1)	5.6	(14.0)	2.5
General and administrative expenses	(71.2)	(49.3)	(137.5)	(89.8)
Selling, general and administrative expenses	(225.1)	(134.5)	(427.7)	(253.2)

In the six-month period ended June 30, 2023, selling, general and administrative expenses include depreciation and amortization of non-current assets in the amount of CHF 24.4 million (six-month period ended June 30, 2022: CHF 17.8 million). In addition, depreciation charges for production tools in the amount of CHF 3.5 million (six-month period ended June 30, 2022: CHF 2.1 million) are reported in cost of sales.
Total personnel expenses, excluding any costs related to share-based compensation, amount to CHF 100.0 million in the six-month period ended June 30, 2023 and CHF 64.3 million in the six-month period ended June 30, 2022, respectively.